12. Notes Payable (Details Narrative) (Sept 2020 Note) - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 21, 2020	Jul. 03, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 03, 2019
Amortization of note discount			$ 1,704,907	$ 3,068,510	$ 4,434,751	$ 2,072,000
Secured Notes Payable [Member]
Debt face amount					7,330,000
Promissory note carrying amount			$ 6,632,917		6,632,917
Original issue discount					697,083
Interest expenses					244,058
Amortization of note discount					175,721
Debt maturity date			Dec. 31, 2021
Koze Investments [Member]
Debt face amount							$ 1,000,000
Debt maturity date		Jun. 28, 2020
Canada, Dollars | Secured Notes Payable [Member]
Debt face amount					$ 10,000,000
Loan [Member]
Proceeds from loans	$ 29,352
Loan term	3 years
Loan [Member] | Canada, Dollars
Proceeds from loans	$ 40,000